ACQUISITION OF BUSINESSES	6 Months Ended
Jun. 30, 2022
Business Combinations 1 [Abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSESWhen determining the basis of accounting for the partnership’s investees, the partnership evaluates the degree of influence that the partnership exerts directly or through an arrangement over the investees’ relevant activities. Control is obtained when the partnership has power over the acquired entities and an ability to use its power to affect the returns of these entities.
The partnership accounts for business combinations using the acquisition method of accounting, pursuant to which the cost of acquiring a business is allocated to its identifiable tangible and intangible assets and liabilities on the basis of the estimated fair values at the date of acquisition.
(a)Acquisitions completed in the six months ended June 30, 2022
The following table summarizes the consideration transferred, assets acquired, liabilities assumed and non-controlling interests recognized at the applicable acquisition dates for significant acquisitions. The consideration transferred reflects the partnership’s equity contribution, debt raised alongside institutional partners to fund the acquisition, contingent consideration and non-cash consideration:

(US$ MILLIONS)	Business services	Infrastructure services	Total (1)
Cash (2)	$994	$6,493	$7,487
Other non-cash consideration	57	29	86
Total consideration	$1,051	$6,522	$7,573

Cash and cash equivalents	$158	$82	$240
Accounts receivable and other, net	38	461	499
Inventory, net	—	171	171
Property, plant and equipment	4	367	371
Intangible assets	646	4,377	5,023
Goodwill	375	1,459	1,834
Deferred income tax assets	9	4	13
Financial assets	4,525	5	4,530
Equity accounted investments and other assets	—	359	359
Accounts payable and other	(39)	(451)	(490)
Non-recourse borrowings in subsidiaries of the partnership	(4,471)	—	(4,471)
Deferred income tax liabilities	(194)	(312)	(506)
Net assets acquired before non-controlling interests	$1,051	$6,522	$7,573
Non-controlling interests acquired	—	—	—
Net assets acquired	$1,051	$6,522	$7,573
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(1)The fair values of acquired assets, assumed liabilities and goodwill for the acquisitions have been determined on a preliminary basis at the end of the reporting period.
(2)Cash consideration includes $250 million and $979 million of equity from the partnership in the business services and infrastructure services segments, respectively.
Business services
La Trobe Financial Services Pty Limited (“La Trobe”)
On May 31, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in La Trobe, an Australian residential mortgage lender, for total consideration of $1.1 billion, inclusive of $17 million of non-cash consideration and $40 million of contingent consideration payable to the former shareholder if certain performance targets are met. The partnership’s economic interest of 30% was acquired for equity consideration of $250 million. The partnership received 100% of the voting rights in La Trobe, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $375 million was recognized and represents the growth the partnership expects to experience from the operations. The goodwill recognized is not deductible for income tax purposes. Intangible assets of $646 million were acquired as part of the transaction, comprising management contract rights, mortgage broker channel, computer software and brand name. Other items include $4.5 billion of loans receivable, $4.5 billion of borrowings and $194 million of deferred tax liabilities. Transaction costs of approximately $8 million were recorded as other expenses in the unaudited interim condensed consolidated statements of operating results.
The partnership’s results from operations for the period ended June 30, 2022 include revenues of $33 million and $1 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2022, the partnership would have recorded revenues of $165 million and net income of $20 million attributable to the partnership for the six months ended June 30, 2022.
Infrastructure services
Scientific Games, LLC (“Scientific Games”)
On April 4, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in Scientific Games, a service provider to government sponsored lottery programs game design, distribution, systems and terminals, and turnkey technology solutions. Total consideration was $5.8 billion, comprising $2.5 billion of equity, $3.3 billion of debt and $29 million of contingent consideration payable to the former shareholder if certain performance targets are met. The partnership will hold a 36% economic interest in the equity of Scientific Games after a portion of the partnership’s economic interest may be syndicated to institutional partners. The partnership received 100% of the voting rights, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes
Goodwill of $1.1 billion was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized is not deductible for income tax purposes. Intangible assets of $4.1 billion acquired as part of the transaction which primarily comprised customer relationships, brand names, and software. Other items include $61 million of cash and cash equivalents, $169 million of inventory, $593 million of net other assets and $234 million of deferred tax liabilities. Transaction costs of approximately $16 million were recorded as other expenses in the unaudited interim condensed consolidated statements of operating results. Non-controlling interests of $1.6 billion attributable to institutional partners were recognized and measured at fair value.
The partnership’s results from operations for the period ended June 30, 2022 include revenues of $260 million and $29 million of net loss attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2022, the partnership would have recorded revenues of $518 million and net loss of $27 million attributable to the partnership for the six months ended June 30, 2022.
BHI Energy
On May 27, 2022, the partnership’s nuclear technology services operations acquired 100% economic interest in BHI Energy for total consideration of $741 million. The partnership received 100% of voting rights through its nuclear technology services operations, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes.
The acquisition contributed $325 million of intangible assets, $21 million of cash and cash equivalents, $153 million of net other assets and $78 million of deferred tax liabilities. Goodwill of $320 million was recognized and represents growth the partnership’s nuclear technology services operations expect to experience from the operations. Transaction costs of approximately $4 million were recorded as other expenses in the unaudited interim condensed consolidated statements of operating results. Non-controlling interests of $122 million attributable to institutional partners were recognized and measured at fair value.
The partnership’s results from operations for the period ended June 30, 2022 include revenues of $75 million and $1 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2022, the partnership would have recorded revenues of $570 million and net loss of $2 million attributable to the partnership for the six months ended June 30, 2022.
(b)Acquisitions completed in 2021
The following table summarizes the consideration transferred, assets acquired, liabilities assumed and non-controlling interests recognized at the applicable acquisition dates for significant acquisitions. The consideration transferred reflects the partnership’s equity contribution, debt raised alongside institutional partners to fund the acquisition, contingent consideration and non-cash consideration:

(US$ MILLIONS)	Business services	Infrastructure services (1)	Industrials (1)	Total
Cash (2)	$219	$4,806	$4,040	$9,065
Non-cash consideration	—	19	—	19
Contingent consideration	63	—	358	421
Total consideration	$282	$4,825	$4,398	$9,505

Cash and cash equivalents	$11	$100	$165	$276
Accounts receivable and other, net	52	412	304	768
Inventory, net	—	104	484	588
Property, plant and equipment	56	1,967	467	2,490
Intangible assets	84	1,940	2,509	4,533
Goodwill	290	1,740	1,821	3,851
Equity accounted investments and other assets	9	5	28	42
Accounts payable and other	(96)	(839)	(769)	(1,704)
Non-recourse borrowings in subsidiaries of the partnership	(103)	(27)	(2)	(132)
Deferred income tax liabilities	(21)	(577)	(599)	(1,197)
Net assets acquired before non-controlling interests	$282	$4,825	$4,408	$9,515
Non-controlling interests acquired	—	—	(10)	(10)
Net assets acquired	$282	$4,825	$4,398	$9,505
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(1)The fair values of acquired assets, assumed liabilities and goodwill for the acquisitions have been determined on a preliminary basis at the end of the reporting period.
(2)Cash consideration includes $80 million, $581 million and $500 million of equity from the partnership in the business services, infrastructure services and industrials segments, respectively.
Business services
Everise Holdings Pte Ltd. (“Everise”)
On January 8, 2021, the partnership, together with institutional partners, acquired a 100% economic interest in Everise, a customer management solutions provider that specializes in managing customer interactions for large global healthcare and technology clients primarily based in the U.S. Total consideration was $282 million, comprising $219 million of equity and $63 million of contingent consideration related to the achievement of near-term performance targets payable to the former shareholders. The partnership’s economic interest of 36% was acquired for equity consideration of $80 million. The partnership received 100% of the voting rights, which provided the partnership with control. Accordingly, the partnership has consolidated the business for financial reporting purposes.
The acquisition contributed $84 million of intangible assets, net other assets of $11 million and $103 million of non-recourse borrowings. Goodwill of $290 million was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Non-controlling interests of $139 million attributable to institutional partners were recognized and measured at fair value. Transaction costs of $7 million were recorded as other expenses in the 2021 consolidated statements of operating results.
Industrials
Aldo Componentes Eletrônicos LTDA (“Aldo”)
On August 31, 2021, the partnership, together with institutional partners, acquired a 100% economic interest in Aldo, a leading distributor of solar power solutions for the distributed generation market in Brazil for total consideration of $623 million, comprising $295 million of equity and $328 million of contingent consideration payable to the former shareholder once certain performance targets have been met. The determination of the final settlement amount ranges from $nil to $340 million. The partnership’s economic interest was 35% comprising $104 million of cash consideration. The partnership received 100% of the voting rights, which provided the partnership with control. Accordingly, the partnership has consolidated the business for financial reporting purposes.
The acquisition contributed $297 million of intangible assets, $59 million of cash and cash equivalents, $48 million of inventory, $100 million of deferred tax liabilities, and net other liabilities of $100 million. Goodwill of $419 million was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Non-controlling interests of $191 million attributable to institutional partners were recognized and measured at fair value.
DexKo Global Inc. (“DexKo”)
On October 4, 2021, the partnership, together with institutional partners, acquired a 100% economic interest in DexKo, a leading global manufacturer of highly engineered components primarily for industrial trailers and other towable-equipment providers, and a related acquisition shortly thereafter that was not significant to the partnership. Total consideration was $3.8 billion, comprising $1.1 billion of equity, $2.6 billion of debt, and $30 million of contingent consideration payable to former shareholders related to the realization of tax savings from the utilization of certain tax deductions which arose in connection with the acquisition. The partnership’s economic interest of 35% was acquired for equity consideration of $396 million. A portion of the partnership’s economic interest was syndicated to institutional partners, which reduced the partnership’s economic interest to 34% at June 30, 2022. The partnership received 100% of the voting rights, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $1.4 billion was recognized and represents the growth the partnership expects to experience from the integration of the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets of $2.2 billion were acquired as part of the transaction, primarily comprised customer relationships, proprietary technology and patents and trademarks. Transaction costs of approximately $9 million were recorded as other expenses in the 2021 consolidated statements of operating results. Non-controlling interests of $761 million primarily attributable to institutional partners were recognized and measured at fair value.
Infrastructure services
Modulaire Investments 2 S.à r.l. (“Modulaire”)
On December 15, 2021, the partnership, together with institutional partners, acquired a 100% economic interest in Modulaire, a provider of modular building leasing services in Europe and Asia-Pacific for total consideration of $4.8 billion, comprising $1.6 billion of equity, $3.2 billion of debt, and $19 million of non-cash consideration. The partnership’s economic interest of 36% was acquired for equity consideration of $581 million. A portion of the partnerships economic interest was syndicated to institutional partners, which reduced the partnership’s economic interest to 28% at June 30, 2022. The partnership received 100% of the voting rights, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $1.7 billion was recognized and represents the growth the partnership expects to experience from the integration of the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets of $1.9 billion that were acquired as part of the transaction, primarily comprised customer relationships and brand names. Transaction costs of approximately $23 million were recorded as other expenses in the 2021 consolidated statements of operating results. Non-controlling interests of $1.0 billion attributable to institutional partners were recognized and measured at fair value.